PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions	$ 2,991	$ 2,534	$ 2,022
Additional provisions, other provisions	946	357
Site restoration
Disclosure of other provisions [line items]
Provisions	136	141	40
Additional provisions, other provisions	3	117
Other
Disclosure of other provisions [line items]
Provisions	229	101	$ 126
Additional provisions, other provisions	148	$ 19
France | Site restoration
Disclosure of other provisions [line items]
Idling period		6 years
Provisions	113	$ 113
Global Chartering Limited | Other
Disclosure of other provisions [line items]
Additional provisions, other provisions	$ 126